Capitalized interest	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Capitalized interest
Capitalized interest

Note 5 — Capitalized interest

The Company accrues interest on the Company’s Homebuilding debt. That debt is used to finance homebuilding operations (see Note 7 — Homebuilding debt and other affiliate debt) and the associated interest is capitalized and included within inventory for homes under construction and finished homes. Interest is expensed to Cost of sales upon the sale of the home. Capitalized interest activity is summarized in the table below for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Capitalized interest at January 1:	$1,250,460	$1,190,318
Interest cost capitalized	2,237,900	837,780
Interest cost expensed	(2,386,832)	(957,900)
Capitalized interest at March 31:	$1,101,528	$1,070,198

Note 3 — Capitalized interest

The Company accrues interest on the Company’s Homebuilding debt. That debt is used to finance homebuilding operations (see Note 5 — Homebuilding debt and other affiliate debt) and all interest is capitalized and included within inventory for homes under construction and finished homes. Interest is expensed to Cost of sales upon the settlement of the home. Capitalized interest activity is summarized in the table below for the years ended December 31, 2022 and 2021:

	2022	2021
Capitalized interest at January 1:	$1,190,318	$812,874
Interest cost capitalized	5,515,372	3,400,879
Interest cost expensed	(5,455,230)	(3,023,435)
Capitalized interest at December 31:	$1,250,460	$1,190,318